BALANCE SHEET - USD ($)	Nov. 30, 2025	Nov. 30, 2024
Current assets
Cash	$ 1,301,928	$ 717
Prepaid expenses	162,897	427
Total current assets	1,464,825	1,144
Deposits	71,506
Intangible asset, net	65,915
Mineral rights	1,201,390
Right of use asset-operating lease, net	84,326
Total assets	2,887,962	1,144
Current liabilities
Accounts payable and accrued liabilities	530,339	106,245
Due to related parties	$ 280,025	$ 518,468
Other Liability, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Lease liability	$ 33,155
Total current liabilities	843,519	$ 624,713
Lease liability-non-current	55,086
Total liabilities	898,605	624,713
Commitments and contingencies (Note 11)
Mezzanine equity
Redeemable common stock, $0.0001 par value, 350,000,000 shares authorized; 15,951,675 shares issued and subject to possible redemption at $0.02 per share as of November 30, 2025 (none as of November 30, 2024)	300,000	0
Stockholders' equity (deficit)
Preferred stock, $0.0001 par value, 50,000,000 shares authorized; none issued and outstanding as of November 30, 2025 and 2024
Common stock, $0.0001 par value, 350,000,000 shares authorized; 110,211,574 shares issued and outstanding, excluding 15,951,675 shares subject to possible redemption, as of November 30, 2025 (96,000,040 shares as of November 30, 2024)	11,020	9,600
Additional paid-in capital	7,959,026	219,138
Obligation to issue shares		167,750
Accumulated deficit	(6,280,689)	(1,020,057)
Total stockholders' equity (deficit)	1,689,357	(623,569)
Total liabilities, mezzanine equity and stockholders' equity (deficit)	$ 2,887,962	$ 1,144